Other Charges - Components of Other Charges (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Other Charges.
Acquisition-related costs	$ 923	$ 391	$ 1,648	$ 908
Contingent consideration adjustments	355		1,059
Restructuring plans	11	23	64	26
Other non-operating expense, Total	$ 1,289	$ 414	$ 2,771	$ 934